Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related party transactions

24.	Related party transactions
In accordance with IAS 24 - Related Party Disclosures, the related parties of the Group are determined as those entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties include companies belonging to Exor N.V. (the largest shareholder of FCA through its 28.66 percent common shares shareholding interest and 41.74 percent voting power at December 31, 2019), which include Ferrari N.V. and CNH Industrial N.V. (“CNHI”). Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Group, members of the FCA Board of Directors, executives with strategic responsibilities and certain members of their families.
Transactions carried out by the Group with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:

•	the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;

•	the purchase of powertrain systems for light commercial vehicles from CNHI;

•	the sale of powertrain and other components to the companies of CNHI;

•	the provision of services (accounting, payroll, tax administration, information technology and security) to the companies of CNHI;

•	the sale of vehicles to the leasing and renting subsidiaries of the joint ventures FCA Bank and Koç Fiat Kredi;

•
the sale of engines, other components and production systems to and the purchase of light commercial vehicles from Sevel S.p.A., a 50 percent owned joint operation with Groupe PSA, based in Atessa, Italy;

•	the purchase of light commercial vehicles and passenger cars from the joint venture Tofas;

•	the provision of services and the sale of goods to the GAC FCA JV;

•	the purchase of vehicles from, the provision of services and the sale of goods to the joint operation Fiat India Automobiles Private Limited; and

•	the sale of automotive lighting and automotive components, which was included within discontinued operations, to Ferrari N.V.
The most significant financial transactions with related parties generated Receivables from financing activities of the Group’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which do not qualify for derecognition under IFRS 9 – Financial Instruments.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2019				2018				2017
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€728	€2,086	€9	€—	€926	€2,572	€7	€—	€1,287	€2,779	€9	€—
Sevel S.p.A.	205	1	5	—	402	1	4	—	392	—	5	—
FCA Bank	1,686	23	(19)	52	1,611	28	(21)	56	1,715	26	(20)	36
GAC FCA JV	151	—	(36)	—	419	11	(49)	—	569	—	(105)	—
Fiat India Automobiles Limited	2	—	—	—	2	—	—	—	25	1	—	—
Other	2	—	—	(1)	27	6	(4)	1	35	2	(4)	2
Total joint arrangements	2,774	2,110	(41)	51	3,387	2,618	(63)	57	4,023	2,808	(115)	38
Total associates	17	186	(1)	—	30	229	(2)	(1)	73	52	(3)	(1)
CNHI	357	332	11	—	501	326	6	—	526	329	2	—
Ferrari N.V.	30	144	1	—	64	218	4	—	82	320	1	—
Directors and Key Management	—	—	82	—	—	—	77	—	—	—	114	—
Other	5	—	37	—	2	—	26	—	1	—	26	—
Total CNHI, Ferrari, Directors and other	392	476	131	—	567	544	113	—	609	649	143	—
Total unconsolidated subsidiaries	6	7	4	—	7	8	4	1	61	8	3	1
Total transactions with related parties	€3,189	€2,779	€93	€51	€3,991	€3,399	€52	€57	€4,766	€3,517	€28	€38

Total for the Group	€108,187	€93,164	€6,455	€1,005	€110,412	€95,011	€7,318	€1,056	€105,730	€89,710	€7,177	€1,345
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2019					2018
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€18	€171	€39	€—	€—	€11	€176	€40	€—	€—
Sevel S.p.A.	28	—	1	—	13	20	—	2	—	11
FCA Bank	278	139	151	141	181	395	258	232	449	28
GAC FCA JV	62	11	—	—	—	63	22	1	—	—
Fiat India Automobiles Limited	1	—	8	—	—	0	—	6	—	—
Other	—	—	—	—	—	19	1	—	—	—
Total joint arrangements	387	321	199	141	194	508	457	281	449	39
Total associates	45	41	8	—	—	34	33	10	—	—
CNHI	49	87	11	—	—	53	71	12	—	—
Ferrari N.V.	12	49	—	—	—	25	45	3	—	—
Other	4	13	—	—	—	2	2	—	—	—
Total CNHI, Ferrari N.V. and other	65	149	11	—	—	80	118	15	—	—
Total unconsolidated subsidiaries	16	9	1	—	22	17	7	1	—	26
Total originating from related parties	€513	€520	€219	€141	€216	€639	€615	€307	€449	€65

Total for the Group	€9,004	€21,616	€9,214	€151	€12,750	€8,672	€19,229	€9,509	€457	€14,071

______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
Commitments and Guarantees
As of December 31, 2019, the Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2020	€280
2021	€257
2022	€153
We provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank has with dealers. The amount of the guarantees outstanding at December 31, 2019 was approximately €19 million. The fair value of these guarantees is immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ thousand)
Directors(1)	€23,050	€18,830	€29,861
Total Compensation	€23,050	€18,830	€29,861
______________________________________________________________________________________________________________________________
(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chairman, the Chief Executive Officer and the Chief Financial Officer.
Refer to Note 18, Share-based compensation, for information related to the special recognition award granted to the former Chief Executive Officer on April 16, 2015 and the PSU and RSU awards granted to certain key employees.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €59 million for 2019 (€58 million in 2018 and €81 million in 2017), which, in addition to base compensation, included:

•	approximately €30 million in 2019 (approximately €28 million in 2018 and approximately €49 million in 2017) for share-based compensation expense;

•	approximately €6 million in 2019 (approximately €7 million in 2018 and approximately €8 million in 2017) for short-term employee benefits; and

•	approximately €7 million in 2019 (€10 million in 2018 and €9 million in 2017) for pension and similar benefits.